PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	2019
	Cost					Depreciation
Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	rate %	Accumulated at the end of the year	Net book value
Pipelines	61,419,814	-	13,330	1,933,215	63,339,699	29,732,526	7,747	1,518,032	2.2	31,242,811	32,096,888

Compressor plants	23,468,780	399,897	179,885	2,033,984	25,722,776	16,260,945	108,445	1,067,625	3.3 to 25	17,220,125	8,502,651

Other plants	26,488	-	-	-	26,488	8,039	-	899	3.3	8,938	17,550

Stations of regulation and/or measurement of pressure	2,091,798	-	-	76,900	2,168,698	1,668,370	-	57,681	4.0	1,726,051	442,647

Other technical installations	413,717	-	-	7,440	421,157	353,051	-	9,250	6.7	362,301	58,856

Subtotal assets related to natural gas transportation service	87,420,597	399,897	193,215	4,051,539	91,678,818	48,022,931	116,192	2,653,487		50,560,226	41,118,592

Non-regulated segment Pipelines	124,829	-	-	10,109,995	10,234,824	63,362	-	62,977	2.2	126,339	10,108,485

Non-regulated segment Compressor plants	1,910,728	-	-	145,605	2,056,333	582,695	-	217,431	3.3 to 25	800,126	1,256,207

Non-regulated segment Other plants	13,326,401	-	-	4,726,393	18,052,794	9,976,456	-	312,521	3.3	10,288,977	7,763,817

Non-regulated segment Stations of regulation and/or measurement of pressure	160,534	11,284	-	457,977	629,795	32,186	-	11,582	4.0	43,768	586,027

Non-regulated segment Other technical installations	254,016	-	-	-	254,016	75,525	-	22,868	6.7	98,393	155,623

Subtotal assets related to Other Services and Production and Commercialization of Liquids	15,776,508	11,284	-	15,439,970	31,227,762	10,730,224	-	627,379		11,357,603	19,870,159

Lands	165,136	189,003	-	-	354,139	-	-	-	-	-	354,139

Buildings and constructions	3,119,619	-	948	428,387	3,547,058	1,761,692	11	58,976	2.0	1,820,657	1,726,401

Facilities and features in building	263,700	-	-	97	263,797	105,381	-	10,927	4.0	116,308	147,489

Machinery, equipment and tools	933,683	172,586	7,758	6,207	1,104,718	578,196	7,758	80,007	6.7 to 10	650,445	454,273

UT Machinery, equipment and tools	909	-	-	-	909	686	-	223	6.7 to 10	909	-

Computers and Telecommunication systems	4,177,609	3,440	-	662,582	4,843,631	3,420,768	-	221,927	6.7 to 20	3,642,695	1,200,936

Vehicles	455,370	80,860	24,497	-	511,733	320,725	23,144	41,452	20	339,033	172,700

Furniture	228,540	-	-	-	228,540	221,308	-	1,237	10	222,545	5,995

Materials	2,363,440	2,259,125	21,545	(1,458,699)	3,142,321	-	-	-	-	-	3,142,321

Line pack	578,707	-	-	(84,156)	494,551	27,646	-	-	-	27,646	466,905

Works in progress	9,216,602	15,722,143	-	(19,045,927)	5,892,818	-	-	-	-	-	5,892,818

Total	124,700,420	18,838,338	247,963	-	143,290,795	65,189,557	147,105	3,695,615		68,738,067	74,552,728

	2018
	Cost					Depreciation
Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	rate %	Accumulated at the end of the year	Net book value
Pipelines	60,167,955	-	27,845	1,279,704	61,419,814	28,257,137	461	1,475,850	2.2	29,732,526	31,687,288

Compressor plants	22,369,570	-	474,819	1,574,029	23,468,780	15,721,120	429,105	968,930	3.3 to 25	16,260,945	7,207,835

Other plants	26,488	-	-	-	26,488	7,141	-	898	3.3	8,039	18,449

Stations of regulation and/or measurement of pressure	2,093,130	1,663	9,150	6,155	2,091,798	1,620,632	7,942	55,680	4.0	1,668,370	423,428

Other technical installations	407,598	-	2,046	8,165	413,717	346,264	2,046	8,833	6.7	353,051	60,666

Subtotal assets related to natural gas transportation service	85,064,741	1,663	513,860	2,868,053	87,420,597	45,952,294	439,554	2,510,191		48,022,931	39,397,666

Non-regulated segment Pipelines	124,829	-	-	-	124,829	61,868	-	1,494	2.2	63,362	61,467

Non-regulated segment Compressor plants	1,898,166	-	4,330	16,892	1,910,728	395,448	808	188,055	3.3 to 25	582,695	1,328,033

Non-regulated segment Other plants	13,744,847	9,207	1,029,228	601,575	13,326,401	10,676,085	950,340	250,711	3.3	9,976,456	3,349,945

Non-regulated segment Stations of regulation and/or measurement of pressure	160,534	-	-	-	160,534	25,765	-	6,421	4.0	32,186	128,348

Non-regulated segment Other technical installations	254,016	-	-	-	254,016	52,658	-	22,867	6.7	75,525	178,491

Subtotal assets related to Other Services and Production and Commercialization of Liquids	16,182,392	9,207	1,033,558	618,467	15,776,508	11,211,824	951,148	469,548		10,730,224	5,046,284

Lands	110,509	54,627	-	-	165,136	-	-	-	-	-	165,136

Buildings and constructions	3,053,615	-	73,980	139,984	3,119,619	1,765,318	58,701	55,075	2.0	1,761,692	1,357,927

Facilities and features in building	255,239	-	18,078	26,539	263,700	103,710	9,419	11,090	4.0	105,381	158,319

Machinery, equipment and tools	790,333	199,925	73,467	16,892	933,683	609,507	73,206	41,895	6.7 to 10	578,196	355,487

UT Machinery, equipment and tools	-	909	-	-	909	-	-	686	6.7 to 10	686	223

Computers and Telecommunication systems	5,762,314	258	2,085,323	500,360	4,177,609	5,203,218	2,078,177	295,727	6.7 to 20	3,420,768	756,841

Vehicles	405,725	58,593	8,948	-	455,370	294,870	8,465	34,320	20	320,725	134,645

Furniture	228,380	-	-	160	228,540	220,020	-	1,288	10	221,308	7,232

Materials	2,419,633	880,423	55,307	(881,309)	2,363,440	-	-	-	-	-	2,363,440

Line pack	236,471	-	-	342,236	578,707	27,646	-	-	-	27,646	551,061

Works in progress	3,429,298	9,418,686	-	(3,631,382)	9,216,602	-	-	-	-	-	9,216,602

Total	117,938,650	10,624,291	3,862,521	-	124,700,420	65,388,407	3,618,670	3,419,820		65,189,557	59,510,863

Disclosure of Financial Lease under Terms of Leasing Contracts
As of December 31, 2018, the assets allocated to the natural gas treatment and compression service include the following amounts in which the Company is a financial lease under the terms of leasing contracts:

2018
Capitalized financial lease	2,501,165
Accumulated depreciaton	(560,091)
Total	1,941,074

Disclosure of quantitative information about right-of-use assets [text block]
As of December 31, 2019 and January 1, 2019, date of the first application of IFRS 16, the assets related to the Other Services and Production and Commercialization of Liquids segments contains the following assets for right of use:

	12/31/2019	1/1/2019
Other plants	448,306	515,552
Compressor plants	1,113,024	1,279,978
Other technical installations	126,560	145,544
Total	1,687,890	1,941,074

The book value variation of the rights-of use accounted during the year ended on December 31, 2019 corresponds to its depreciation:

12/31/2019
Other plants	(67,246)
Compressor plants	(166,954)
Other technical installations	(18,984)
Total	(253,184)